BILLIONAIRES CLUB ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Common Stocks — 99.7%	Shares	Fair Value
Communications — 20.1%
Alphabet, Inc., Class A	1,145	$ 388,556
Meta Platforms, Inc., Class A	724	414,374
SoftBank Group Corporation (Japan)	12,500	407,026
Space Exploration Technologies Corporation, Class A(a)	3,733	536,395
Tencent Holdings Ltd. - ADR	6,832	390,722
Warner Music Group Corporation, Class A	17,033	480,501
		2,617,574
Consumer Discretionary — 18.2%
Alibaba Group Holding Ltd. - ADR	3,358	382,879
Amazon.com, Inc.(a)	1,505	390,954
Fast Retailing Company Ltd. (Japan)	800	362,942
Industria de Diseno Textil S.A. (Spain)	6,431	433,275
Las Vegas Sands Corporation	9,042	396,130
LVMH Moet Hennessy Louis Vuitton S.E. (France)	763	401,761
		2,367,941
Consumer Staples — 6.4%
L'Oreal S.A. (France)	953	425,865
Walmart, Inc.	3,862	405,008
		830,873
Energy — 3.3%
Diamondback Energy, Inc.	2,151	431,232

Financials — 10.4%
Berkshire Hathaway, Inc., Class B(a)	833	419,857
Blackstone, Inc.	3,174	454,644
Interactive Brokers Group, Inc., Class A	4,872	473,997
		1,348,498
Health Care — 3.4%
HCA Healthcare, Inc.	1,051	435,587

Industrials — 6.7%
Keyence Corporation (Japan)	800	419,099
Kuehne + Nagel International A.G. (Switzerland)	1,711	457,001
		876,100
Materials — 3.4%
ArcelorMittal S.A. (Luxembourg)	6,008	447,348

Common Stocks — 99.7% (continued)	Shares	Fair Value
Technology — 27.8%*
Arista Networks, Inc.(a)	2,312	$ 452,435
Broadcom, Inc.	1,090	403,671
Dell Technologies, Inc., Class C	997	454,642
Microsoft Corporation	877	444,893
NVIDIA Corporation	2,069	456,793
Oracle Corporation	3,014	449,448
Samsung Electronics Company Ltd. (South Korea)	2,619	497,545
Ubiquiti, Inc.	779	459,626
		3,619,053

Total Common Stocks
(Cost $12,829,175)		12,974,206

Total Investments — 99.7%
(Cost $12,829,175)		$ 12,974,206

Other Assets in Excess of Liabilities — 0.3%		32,110

Total Net Assets — 100.0%		$ 13,006,316

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
LTD	- Limited Company
(a)	Non-income producing security.

*	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.